Basis of Semiannual Condensed Consolidated Financial Statements (Narrative) (Detail) - Measurement of Credit Losses on Financial Instruments [Member] ¥ in Billions	Apr. 01, 2020 JPY (¥)
Effect of adopting new guidance [Member]
Accounting changes:
Increase in allowance for credit losses	¥ 408.1
Revision of Prior Period, Change in Accounting Principle, Adjustment [Member]
Accounting changes:
Decrease to retained earnings	¥ 285.8